Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 12, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000001420
Account Value [Line Items]
Line Graph and Table Measure Name	Crawford Large Cap Dividend Fund - Class C
Account Value	$ 22,429	$ 19,818	$ 18,345	$ 16,804	$ 18,321	$ 13,739	$ 14,027	$ 12,467		$ 11,530	$ 10,428	$ 10,000
C000001421
Account Value [Line Items]
Line Graph and Table Measure Name	Crawford Large Cap Dividend Fund - Class I
Account Value	$ 24,794	21,702	19,880	18,025	19,457	14,447	14,595	12,840		11,762	10,539	10,000
C000193208
Account Value [Line Items]
Line Graph and Table Measure Name	Crawford Multi-Asset Income Fund
Account Value	$ 14,953	13,464	12,276	11,955	12,034	9,371	10,805	10,180	$ 10,000
C000118268
Account Value [Line Items]
Line Graph and Table Measure Name	Crawford Small Cap Dividend Fund - Class I
Account Value	$ 20,169	19,231	17,822	16,383	18,231	12,534	14,339	14,170		12,326	10,107	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 27,086	23,493	19,080	16,040	18,622	12,917	12,126	11,126	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,822	29,335	23,825	20,029	23,253	16,130	15,141	13,893		12,104	10,214	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,016	30,274	24,438	20,474	23,543	16,455	15,310	13,916		12,149	10,293	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,084	21,181	18,735	16,797	18,026	12,546	13,762	12,688		11,883	10,286	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,016	30,274	24,438	20,474	23,543	16,455	15,310	13,916		12,149	10,293	10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,084	21,181	18,735	16,797	18,026	12,546	13,762	12,688		11,883	10,286	10,000
NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ US Multi-Asset Diversified Income Total Return Index
Account Value	$ 13,927	12,954	11,164	10,824	11,376	8,649	10,935	10,131	$ 10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,898	$ 18,479	$ 16,790	$ 14,951	$ 19,987	$ 12,335	$ 13,211	$ 13,663		$ 11,621	$ 9,327	$ 10,000